RESTRICTED CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Restrictions on Cash and Cash Equivalents [Line Items]
Restricted cash and cash equivalents	$ 44,488	$ 32,902
McCoy-Cove, Nevada
Restrictions on Cash and Cash Equivalents [Line Items]
Restricted cash and cash equivalents	0	1,955
Lone Tree, Nevada
Restrictions on Cash and Cash Equivalents [Line Items]
Restricted cash and cash equivalents	40,243	25,877
Ruby Hill, Nevada
Restrictions on Cash and Cash Equivalents [Line Items]
Restricted cash and cash equivalents	4,245	4,604
Granite Creek, Nevada
Restrictions on Cash and Cash Equivalents [Line Items]
Restricted cash and cash equivalents	$ 0	$ 466